EARNINGS PER COMMON SHARE - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share Disclosure [Line Items]
Warrants Exercise Price			$ 12.12
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Antidilutive Stock Options
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	0	0	0
Antidilutive Warrants
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	0		104,200
MainSource [Member]
Earnings Per Share Disclosure [Line Items]
Warrants Exercise Price		$ 10.62
MainSource [Member] | Antidilutive Warrants
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share		804,858